Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 221,381,313.39
Previously Paid Amount	0.00
Total Fee Amount	30,572.76
Total Offset Amount	0.00
Net Fee	$ 30,572.76
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A